Leases	6 Months Ended
Jun. 30, 2023
Leases
Leases

12. Leases

On April 11, 2023, the Company acquired lease liabilities as part of the Arrangement (see Note 5). On June 30, 2021, the Company acquired Complexity. Complexity leases a building in Frisco, Texas.

A reconciliation of the of right of use assets for the six months ended June 30, 2023, and year ended December 31, 2022, is as follows:

$

December 31, 2021	2,761,961
Depreciation	(376,631)
December 31, 2022	2,385,330

December 31, 2022	2,385,330
Acqusition of Engine	4,042
Depreciation	(191,347)
June 30, 2023	2,198,025

Lease liabilities are measured at the present value of the lease payments that are not paid at the statement of financial position date. Lease payments are apportioned between interest expenses and a reduction of the lease liability using the Company’s incremental borrowing rate to achieve a constant rate of interest on the remaining balances of the liabilities.

A reconciliation of the lease liabilities for the six months ended June 30, 2023, and year ended December 31, 2022, is as follows:

	Equipment	Office lease	Total
	$	$	$

Balance, December 31, 2021	-	3,000,031	3,000,031
Interest expense	-	233,793	233,793
Payments	-	(535,147)	(535,147)
Balance, December 31, 2022	-	2,698,677	2,698,677

Balance, December 31, 2022	-	2,698,677	2,698,677
Acquisition of Engine	4,400	376,958	381,358
Interest expense	60	107,210	107,270
Payments	(4,460)	(270,771)	(275,231)
Balance, June 30, 2023	-	2,912,074	2,912,074

	Equipment	Office lease	Total
	$	$	$
As of June 30, 2023:
Less than one year	-	729,575	729,575
Greater than one year	-	2,182,499	2,182,499
Total lease obligation	-	2,912,074	2,912,074

The future minimum undiscounted lease payments as of June 30, 2023, are presented below:

Maturity analysis - contractual undiscounted cash flows as of June 30, 2023:

	Equipment	Office lease	Total

Less than one year	-	950,079	950,079
Greater than one year	-	2,638,072	2,638,072
Total undiscounted lease obligation	-	3,588,151	3,588,151